UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04443

 NAME OF REGISTRANT:                     Eaton Vance Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Investment Trust
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance California Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust

(Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05

Prior to October 8, 2004, Eaton Vance California Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of California Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892304 and its file number is 811-7218.


During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Florida Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust

(Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05

Prior to October 8, 2004, Eaton Vance Florida Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Florida Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's
CIK number is 892301 and its file number is 811-7220.

During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Massachusetts Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05


Prior to October 8, 2004, Eaton Vance Massachusetts Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Massachusetts Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 31, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892300 and its file number is 811-7222.


During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance National Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05

Prior to October 8, 2004, Eaton Vance National Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of National Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892299 and its file number is 811-7226.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance New Jersey Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05


Prior to October 8, 2004, Eaton Vance New Jersey Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of New Jersey Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's
CIK number is 892338 and its file number is 811-7226.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance New York Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05


Prior to October 8, 2004, Eaton Vance New York Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of New York Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892297 and its file number is 811-7228.

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Ohio Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05


Prior to October 8, 2004, Eaton Vance Ohio Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Ohio Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 897636 and its file number is 811-7520.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Pennsylvania Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		3/31

Date of reporting period: 7/1/04-6/30/05


Prior to October 8, 2004, Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Pennsylvania Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on
August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 904104 and its file number is 811-7230.


During the period, the Fund held no securities which required a proxy vote.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Investment Trust
By (Signature)       /s/ Thomas J. Fetter
Name                 Thomas J. Fetter
Title                President
Date                 08/31/2005